Dividends Paid (Detail Textuals) - 12 months ended Dec. 31, 2015 $ in Thousands	CAD ($)	$ / shares
Dividend Paid [Abstract]
Dividends paid, ordinary shares | $	$ 4,388
Dividends paid, price per common share | $ / shares		$ 0.06